Discontinued operations and assets and liabilities of disposal groups - Operating cash flows attributable to discontinued operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued operations and assets and liabilities of disposal groups
Net cash flows from operating activities	£ (795)	£ 2,560	£ (2,724)
Net cash flows from investing activities	4	178	211
Net cash flows from financing activities	502	(1,802)	(5)
Net increase/(decrease) in cash and cash equivalents	£ (361)	£ 1,675	£ (2,463)